Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Schedule of Carrying Amounts of Consolidated Vie Assets and Liabilities Associated with Securitization Trusts

The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)
December 31,	2016	2015

Assets
Cash and cash equivalents	$3	$11
Finance receivables:
Personal loans	9,509	11,448
SpringCastle Portfolio	-	1,703
Allowance for finance receivable losses	501	431
Finance receivables held for sale	-	435
Restricted cash and cash equivalents	552	663
Other assets	14	48

Liabilities
Long-term debt	$8,240	$11,654
Other liabilities	16	17

Our securitized borrowings at December 31, 2016 consisted of the following:

(dollars in millions)	Current Note Amounts Outstanding	Current Weighted Average Interest Rate	Original Revolving Period

Consumer Securitizations:
Springleaf
SLFT 2014-A (a)	$217	2.78%	2 years
SLFT 2015-A (b)	1,163	3.47%	3 years
SLFT 2015-B (c)	314	3.78%	5 years
SLFT 2016-A (d)	500	3.10%	2 years

OneMain
OMFIT 2014-1 (e)	367	2.66%	2 years
OMFIT 2014-2 (f)	841	3.11%	2 years
OMFIT 2015-1 (g)	1,229	3.74%	3 years
OMFIT 2015-2 (h)	1,250	3.07%	2 years
OMFIT 2015-3 (i)	293	4.21%	5 years
OMFIT 2016-1 (j)	459	4.01%	3 years
OMFIT 2016-2 (k)	816	4.50%	2 years
OMFIT 2016-3 (l)	317	4.33%	5 years
Total consumer securitizations	7,766

Auto Securitization:
Springleaf
ODART 2016-1 (m)	493	2.37%	not applicable

Total secured structured financings (n) (o)	$8,259

(a)	SLFT 2014-A Securitization. On March 26, 2014, we issued $592 million of notes backed by personal loans. The notes mature in December 2022. We initially retained $33 million of the asset-backed notes.

(b)	SLFT 2015-A Securitization. On February 26, 2015, we issued $1.2 billion of notes backed by personal loans. The notes mature in November 2024.

(c)	SLFT 2015-B Securitization. On April 7, 2015, we issued $314 million of notes backed by personal loans. The notes mature in May 2028.

(d)	SLFT 2016-A Securitization. On December 14, 2016, we issued $532 million of notes backed by personal loans. The notes mature in November 2029. We initially retained $32 million of the asset-backed notes.

(e)	OMFIT 2014-1 Securitization. On April 17, 2014, we issued $760 million of notes backed by personal loans. The notes mature in June 2024.

(f)	OMFIT 2014-2 Securitization. On July 30, 2014, we issued $1.2 billion of notes backed by personal loans. The notes mature in September 2024.

(g)	OMFIT 2015-1 Securitization. On February 5, 2015, we issued $1.2 billion of notes backed by personal loans. The notes mature in March 2026.

(h)	OMFIT 2015-2 Securitization. On May 21, 2015, we issued $1.3 billion of notes backed by personal loans. The notes mature in July 2025.

(i)	OMFIT 2015-3 Securitization. On September 29, 2015, we issued $293 million of notes backed by personal loans. The notes mature in November 2028.

(j)	OMFIT 2016-1 Securitization. On February 10, 2016, we issued $500 million of notes backed by personal loans. The notes mature in February 2029. We initially retained $86 million of the Class C and Class D notes. On May 17, 2016, $45 million of the notes represented by Class C were sold.

(k)	OMFIT 2016-2 Securitization. On March 23, 2016, we issued $890 million of notes backed by personal loans. The notes mature in March 2028. We initially retained $157 million of the Class C and Class D notes. On July 25, 2016, $83 million of the notes represented by Class C were sold.

(l)	OMFIT 2016-3 Securitization. On June 7, 2016, we issued $350 million of notes backed by personal loans. The notes mature in June 2031. We initially retained $33 million of the Class D notes.

(m)	ODART 2016-1 Securitization. On July 19, 2016, we issued $754 million of notes backed by direct auto loans. The maturity dates of the notes occur in January 2021 for the Class A notes, May 2021 for the Class B notes, September 2021 for the Class C notes and February 2023 for the Class D notes. We initially retained $54 million of the Class D notes.

(n)	Call of 2013-B Notes. On February 16, 2016, we exercised our right to redeem the asset-backed notes issued in June 2013 by the Springleaf Funding Trust 2013-B (the “2013-B Notes”) for a redemption price of $371 million. The outstanding principal balance of the asset-backed notes was $400 million on the date of the optional redemption.

(o)	Deconsolidation of SCFT 2014-A Notes. As a result of the SpringCastle Interests Sale, we deconsolidated the previously issued securitized interests of the SpringCastle Funding asset-backed notes (the “SCFT 2014-A Notes”) on March 31, 2016.

As of December 31, 2016, our borrowings under conduit facilities consisted of the following:

(dollar in millions)	Note Maximum Balance	Amount Drawn	Revolving Period End

Springleaf
First Avenue Funding LLC (a)	$250	$-	June 2018
Midbrook 2013-VFN1 Trust (b)	100	-	February 2018
Second Avenue Funding LLC	250	-	June 2018
Springleaf 2013-VFN1 Trust (c)	850	-	January 2018
Sumner Brook 2013-VFN1 Trust	350	-	January 2018
Whitford Brook 2014-VFN1 Trust (d)	250	-	June 2018
Seine River Funding, LLC (e)	500	-	December 2019

OneMain
OneMain Financial B3 Warehouse Trust	350	-	January 2019
OneMain Financial B4 Warehouse Trust	750	-	February 2019
OneMain Financial B5 Warehouse Trust (f)	550	-	February 2019
OneMain Financial B6 Warehouse Trust (g)	600	-	February 2019
Total (h)	$4,800	$-

(a)	First Avenue Funding LLC. On June 30, 2016, we amended the note purchase agreement with the First Avenue Funding LLC (“First Avenue”) to extend the revolving period ending in March 2018 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying direct auto loans and will be due and payable in full 12 months following the maturity of the last direct auto loan held by First Avenue.

(b)	Midbrook 2013-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Midbrook Funding Trust 2013-VFN1 to (i) extend the revolving period ending in June 2016 to February 2018 and (ii) decrease the maximum principal balance from $300 million to $250 million on February 24, 2017. On December 20, 2016, we voluntarily reduced the maximum principal balance available under the variable funding notes from $300 million to $100 million. On February 24, 2017, the maximum principal balance will automatically decrease from $100 million to $50 million. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(c)	Springleaf 2013-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to (i) increase the maximum principal balance from $350 million to $850 million and (ii) extend the revolving period ending in April 2017 to January 2018, which may be extended to January 2019, subject to the satisfaction of customary conditions precedent. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(d)	Whitford Brook 2014-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Whitford Brook Funding Trust 2014-VFN1 to extend the revolving period ending in June 2017 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 12th month following the end of the revolving period.

(e)	Seine River Funding, LLC. On December 22, 2016, we entered into a loan and security agreement (the “Seine River LSA”) with third party lenders pursuant to which we may borrow up to a maximum principal balance of $500 million. Any amounts borrowed under the Seine River LSA will be backed by personal loans acquired from subsidiaries of SFC from time to time. Following the revolving period, the principal balance of any outstanding loans, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in December 2022.

(f)	OneMain Financial B5 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B1 Warehouse Trust into OneMain Financial B5 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by

OMFH’s subsidiaries. The maximum principal balance under the new facility is $550 million. The aggregate maximum capacity for this facility is subject to a scheduled reduction of $100 million on January 21, 2017 and a further reduction of $100 million on January 21, 2018.

(g)	OneMain Financial B6 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B2 Warehouse Trust into OneMain Financial B6 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by OMFH’s subsidiaries. The maximum principal balance under the new facility was $750 million. On July 28, 2016, we amended the note purchase agreement with the OneMain Financial B6 Warehouse Trust to decrease the maximum principal balance from $750 million to $600 million.

(h)	Termination of Mill River 2015-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Mill River 2015-VFN1 Trust to decrease the maximum principal balance from $400 million to $100 million. On December 20, 2016, we voluntarily terminated the note purchase agreement with the Mill River 2015-VFN1 Trust.